Intangible assets, airport concessions and goodwill - Net: - Allocation of goodwill (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure by geographical areas:
Goodwill	$ 2,469,378	$ 2,603,242
Colombia (Airplan)
Disclosure by geographical areas:
Goodwill	1,539,147	1,605,598
Puerto Rico (Aerostar)
Disclosure by geographical areas:
Goodwill	$ 930,231	$ 997,644